LEASES - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$ 798	$ 1,042	$ 1,157
Right of use assets obtained in exchange for lease obligations	$ 2,336	518	$ 421
Increase of right of use assets from remeasurement		$ 1,506